Employee Benefits - Change in Benefit Obligations (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
United Kingdom | ICON Development Solutions Limited pension plan
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year		$ 43,988	$ 37,036
Service cost		134	100	$ 107
Interest cost		665	746	867
Plan participants' contributions		23	22
Benefits paid		(489)	(724)
Actuarial (gain)/loss		(2,097)	5,294
Foreign currency exchange rate changes		(411)	1,514
Benefit obligation at end of year	$ 41,813	41,813	43,988	37,036
Switzerland | Aptiv Solutions pension plan
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year		8,620	7,047
Service cost		150	139
Interest cost		12	21
Plan participants' contributions		95	81
Settlement		483	0
Prior service cost		(82)	(23)
Transferred balances		76	(245)
Actuarial (gain)/loss		(484)	406
Foreign currency exchange rate changes		(261)	704
Benefit obligation at end of year	7,643	7,643	$ 8,620	$ 7,047
Switzerland | PRA Switzerland AG pension plan
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	4,890
Service cost	207
Interest cost	19
Plan participants' contributions	135
Benefits paid	(113)
Actuarial (gain)/loss	1
Foreign currency exchange rate changes	(149)
Benefit obligation at end of year	$ 4,990	$ 4,990